Virtus Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.0%
U.S. Treasury Bonds
2.500%, 2/15/46	$1,484	$1,513
3.000%, 8/15/48	560	629
1.250%, 5/15/50	145	109
1.375%, 8/15/50	595	464
1.875%, 2/15/51	390	346
U.S. Treasury Notes
0.125%, 5/31/22	110	110
2.875%, 8/15/28	210	231
0.625%, 5/15/30	500	455
1.125%, 2/15/31	260	246
Total U.S. Government Securities (Identified Cost $4,014)		4,103

Municipal Bonds—1.0%
California—0.4%
San Diego County Regional Airport Authority Rental Car Center Project Series B - Taxable 5.594%, 7/1/43	275	284
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	65	64
University of California, Series B-A, Taxable 4.428%, 5/15/48	75	81
		429

Idaho—0.1%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	90	104
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	10	10
Texas—0.2%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	70	68
State of Texas, General Obligation Taxable 3.211%, 4/1/44	25	26
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	55	53
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	25	30
		177

Virginia—0.3%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	135	140
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	195	205
		345

Total Municipal Bonds (Identified Cost $1,025)		1,065

	Par Value	Value

Foreign Government Securities—0.1%
Republic of Venezuela 9.375%, 1/13/34(1)	$65	$7
United Mexican States 4.750%, 3/8/44	54	57
Total Foreign Government Securities (Identified Cost $105)		64

Mortgage-Backed Securities—6.9%
Agency—0.6%
Federal National Mortgage Association
Pool #254007 6.500%, 10/1/31	1	2
Pool #656288 6.000%, 9/1/32	3	4
Pool #835144 5.000%, 10/1/35	13	14
Pool #882224 6.000%, 9/1/36	1	1
Pool #914724 5.500%, 4/1/37	3	3
Pool #940524 5.500%, 7/1/37	10	11
Pool #949301 6.000%, 10/1/37	2	2
Pool #975097 5.000%, 6/1/38	10	12
Pool #929637 5.500%, 6/1/38	1	2
Pool #986012 5.500%, 6/1/38	2	2
Pool #994383 5.500%, 11/1/38	5	6
Pool #991124 5.000%, 1/1/39	3	3
Pool #994322 6.000%, 1/1/39	3	4
Pool #AA4418 4.500%, 3/1/39	6	6
Pool #AA4434 5.000%, 3/1/39	5	5
Pool #AA4436 6.000%, 3/1/39	4	5
Pool #CA4128 3.000%, 9/1/49	64	66
Pool #MA3803 3.500%, 10/1/49	134	142
Pool #CA4978 3.000%, 1/1/50	152	159
Pool #MA3905 3.000%, 1/1/50	133	139
Government National Mortgage Association
Pool #368053 6.500%, 11/15/23	4	5
Pool #351336 6.500%, 12/15/23	—(2)	—(2)
Pool #385198 6.500%, 2/15/24	6	7
See Notes to Schedule of Investments

Virtus Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #563381 6.500%, 11/15/31	$10	$11
		611

Non-Agency—6.3%
ACRES Commercial Realty Corp. 2020-RSO8, A (1 month LIBOR + 1.150%) 144A 1.258%, 3/15/35(3)(4)	56	56
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(3)(4)	71	72
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(3)	98	105
2015-SFR2, C 144A 4.691%, 10/17/52(3)	110	119
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(3)	100	100
2020-SFR2, D 144A 3.282%, 7/17/37(3)	100	103
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(3)(4)	42	42
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	55	56
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	59	60
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A 4.250%, 4/28/55(3)	100	105
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	100	104
BX Trust
2018-GW, B (1 month LIBOR + 1.020%) 144A 1.126%, 5/15/35(3)(4)	125	125
2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	80	83
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	95	96
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(4)	2	2
Citigroup Commercial Mortgage Trust
2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.026%, 12/15/36(3)(4)	100	100
2015-GC27, A4 2.878%, 2/10/48	80	83
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	37	41
2014-A, A 144A 4.000%, 1/25/35(3)(4)	17	18
2019-IMC1, A1 144A 2.720%, 7/25/49(3)(4)	49	50
2015-A, A1 144A 3.500%, 6/25/58(3)(4)	8	8
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(3)(4)	93	92
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(3)	70	70
CoreVest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(3)	95	96
	Par Value	Value

Non-Agency—continued
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.086%, 5/15/36(3)(4)	$100	$100
Credit Suisse Mortgage Capital Trust
2013-HYB1, A16 144A 2.929%, 4/25/43(3)(4)	4	4
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	87	89
FirstKey Homes Trust 2020-SFR2, B 144A 1.567%, 10/19/37(3)	115	114
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	20	20
2018-2, A41 144A 4.500%, 10/25/58(3)(4)	15	15
2020-H1, A1 144A 2.310%, 1/25/60(3)(4)	55	56
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(4)	52	52
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(3)	100	101
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	80	85
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(3)(4)	69	70
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(3)	98	96
Homeward Opportunities Fund I Trust 2019-1, A1 144A 3.454%, 1/25/59(3)(4)	107	108
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	35	35
JP Morgan Chase Mortgage Trust 2005-A5, 1A2 2.803%, 8/25/35(4)	15	16
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	41	42
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	36	36
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	37	39
2017-5, A1 144A 3.115%, 10/26/48(3)(4)	103	106
JPMorgan Chase WaMu Mortgage Pass-Through Certificates Trust 2003-AR6, A1 3.072%, 6/25/33(4)	18	19
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 0.906%, 5/15/36(3)(4)	100	100
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)	61	61
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 1.309%, 6/25/52(3)(4)	50	50
MetLife Securitization Trust
2017-1A, M1 144A 3.553%, 4/25/55(3)(4)	100	105
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	59	62
Mill City Mortgage Loan Trust 2019-1, M2 144A 3.500%, 10/25/69(3)(4)	100	105
See Notes to Schedule of Investments

Virtus Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2015-C22, AS 3.561%, 4/15/48	$225	$240
New Residential Mortgage Loan Trust
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	84	92
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	34	36
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	63	67
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	28	29
2016-2A, A1 144A 3.750%, 11/26/35(3)(4)	82	86
2016-3A, A1 144A 3.750%, 9/25/56(3)(4)	36	38
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	98	104
2020-1A, A1B 144A 3.500%, 10/25/59(3)(4)	76	80
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 1.834%, 3/25/35(4)	21	21
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	35	37
2018-EXP2, 1A1 144A 4.000%, 7/25/58(3)(4)	54	54
Preston Ridge Partners Mortgage LLC
2020-1A, A1 144A 2.981%, 2/25/25(3)(4)	80	80
2020-3, A1 144A 2.857%, 9/25/25(3)(4)	90	91
2020-6, A1 144A 2.363%, 11/25/25(3)(4)	88	88
2021-2, A1 144A 2.115%, 3/25/26(3)(4)	100	100
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	40	41
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	62	63
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	44	45
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(3)(4)	40	40
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(4)	42	42
Towd Point Mortgage Trust
2015-5, A2 144A 3.500%, 5/25/55(3)(4)	100	102
2016-3, M1 144A 3.500%, 4/25/56(3)(4)	145	153
2017-4, A2 144A 3.000%, 6/25/57(3)(4)	100	105
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	6	6
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	110	118
2020-MH1, A2 144A 2.500%, 2/25/60(3)(4)	100	101
	Par Value	Value

Non-Agency—continued
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.009%, 4/25/48(3)(4)	$86	$86
Tricon American Homes Trust
2017-SFR1, A 144A 2.716%, 9/17/34(3)	98	99
2019-SFR1, C 144A 3.149%, 3/17/38(3)	100	104
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(3)	100	101
VCAT LLC 2021-NPL2, A1 144A 2.115%, 3/27/51(3)(4)	100	100
Vericrest Opportunity Loan Trust 2020-NPL2, A1A 144A 2.981%, 2/25/50(3)(4)	57	57
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(4)	96	97
Verus Securitization Trust 2019-INV1, A1 144A 3.402%, 12/25/59(3)(4)	44	45
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(3)	90	90
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	40	42
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(3)(4)	72	74
		6,426

Total Mortgage-Backed Securities (Identified Cost $6,916)		7,037

Asset-Backed Securities—2.8%
Automobiles—1.6%
ACC Trust 2019-1, A 144A 3.750%, 5/20/22(3)	10	10
American Credit Acceptance Receivables Trust
2018-3, C 144A 3.750%, 10/15/24(3)	11	11
2018-4, C 144A 3.970%, 1/13/25(3)	40	40
2019-2, C 144A 3.170%, 6/12/25(3)	85	86
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	85	85
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(3)	90	91
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	105	109
2019-4, C 2.510%, 11/17/25	85	87
Exeter Automobile Receivables Trust
2018-4A, D 144A 4.350%, 9/16/24(3)	100	104
2019-2A, C 144A 3.300%, 3/15/24(3)	85	86
2019-3A, C 144A 2.790%, 5/15/24(3)	85	86
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(3)	75	76
See Notes to Schedule of Investments

Virtus Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2021-1, C 144A 0.910%, 3/15/27(3)	$85	$84
GLS Auto Receivables Issuer Trust
2019-2A, B 144A 3.320%, 3/15/24(3)	100	102
2020-1A, B 144A 2.430%, 11/15/24(3)	115	118
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(3)	130	135
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	85	87
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(3)	100	103
Tesla Auto Lease Trust 2018-B, B 144A 4.120%, 10/20/21(3)	85	86
		1,586

Consumer Loans—0.1%
Affirm Asset Securitization Trust 2021-A, A 144A 0.880%, 8/15/25(3)	100	100
Credit Card—0.2%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(3)	100	101
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(3)	100	101
		202

Other—0.9%
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(3)	39	40
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(3)	100	106
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	75	76
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(3)	76	76
BXG Receivables Note Trust 2017-A, A 144A 2.950%, 10/4/32(3)	62	63
Dext ABS LLC 2020-1, A 144A 1.460%, 2/16/27(3)	83	83
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	22	23
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	80	85
Lendmark Funding Trust 2019-1A, A 144A 3.000%, 12/20/27(3)	100	103
Mariner Finance Issuance Trust 2019-AA, A 144A 2.960%, 7/20/32(3)	100	102
Octane Receivables Trust 2020-1A, A 144A 1.710%, 2/20/25(3)	79	79
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	56	58
Prosper Marketplace Issuance Trust 2019-3A, A 144A 3.190%, 7/15/25(3)	2	2
		896

Student Loan—0.0%
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(3)	14	14
	Par Value	Value

Student Loan—continued
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(3)	$15	$15
		29

Total Asset-Backed Securities (Identified Cost $2,760)		2,813

Corporate Bonds and Notes—8.7%
Communication Services—0.5%
Diamond Sports Group LLC 144A 5.375%, 8/15/26(3)	40	29
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	65	66
Meredith Corp. 6.875%, 2/1/26	32	33
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(3)	200	228
T-Mobile USA, Inc. 144A 3.875%, 4/15/30(3)	90	97
Verizon Communications, Inc. 2.550%, 3/21/31	36	36
		489

Consumer Discretionary—0.4%
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(3)	60	60
Aramark Services, Inc. 144A 6.375%, 5/1/25(3)	30	32
FirstCash, Inc. 144A 4.625%, 9/1/28(3)	25	26
Ford Motor Co. 9.000%, 4/22/25	57	69
General Motors Financial Co., Inc. 1.250%, 1/8/26	70	69
Hanesbrands, Inc. 144A 5.375%, 5/15/25(3)	55	58
International Game Technology plc 144A 5.250%, 1/15/29(3)	5	5
M/I Homes, Inc. 4.950%, 2/1/28	65	67
Marriott International, Inc. 2.850%, 4/15/31	7	7
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	45	45
		438

Consumer Staples—0.2%
Albertsons Cos., Inc. 144A 3.500%, 3/15/29(3)	5	5
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 4/13/28	85	94
BAT Capital Corp. 4.906%, 4/2/30	55	63
		162

Energy—0.6%
Boardwalk Pipelines LP 4.950%, 12/15/24	65	73
Cheniere Energy, Inc. 144A 4.625%, 10/15/28(3)	20	21
See Notes to Schedule of Investments

Virtus Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
EQM Midstream Partners LP
144A 6.000%, 7/1/25(3)	$10	$11
144A 6.500%, 7/1/27(3)	10	11
144A 4.500%, 1/15/29(3)	10	10
144A 4.750%, 1/15/31(3)	10	9
HollyFrontier Corp. 5.875%, 4/1/26	100	113
Kinder Morgan, Inc.
4.300%, 6/1/25	45	50
7.750%, 1/15/32	65	91
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	50	50
Petroleos Mexicanos 6.500%, 3/13/27	40	42
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	60	66
Targa Resources Partners LP 5.875%, 4/15/26	40	42
		589

Financials—3.6%
Allstate Corp. (The) Series B 5.750%, 8/15/53	145	153
Ares Finance Co. LLC 144A 4.000%, 10/8/24(3)	140	149
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	65	67
Athene Global Funding 144A 2.450%, 8/20/27(3)	70	71
Bank of America Corp. 4.200%, 8/26/24	175	193
Bank of New York Mellon Corp. (The) Series G 4.700% (5)	65	70
Brighthouse Financial, Inc.
3.700%, 6/22/27	22	23
5.625%, 5/15/30	47	55
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	65	70
Brookfield Finance, Inc. 3.900%, 1/25/28	115	126
Capital One Financial Corp. 3.750%, 7/28/26	130	141
Charles Schwab Corp. (The) Series H 4.000% (5)	70	69
Citadel LP 144A 4.875%, 1/15/27(3)	65	69
Citigroup, Inc.
3.200%, 10/21/26	171	184
3.980%, 3/20/30	165	183
Corporate Office Properties LP 2.750%, 4/15/31	61	59
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	105	117
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	195	218
ICAHN Enterprises LP 6.250%, 5/15/26	85	89
JPMorgan Chase & Co. 2.956%, 5/13/31	145	148
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	50	49
	Par Value	Value

Financials—continued
Liberty Mutual Group, Inc. 144A 4.569%, 2/1/29(3)	$116	$135
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.264%, 4/20/67(4)	85	70
MetLife, Inc. Series G 3.850% (5)	75	77
Morgan Stanley
3.125%, 7/27/26	125	135
6.375%, 7/24/42	100	146
OneMain Finance Corp. 7.125%, 3/15/26	40	46
Prudential Financial, Inc.
5.875%, 9/15/42	100	106
5.625%, 6/15/43	65	70
Santander Holdings USA, Inc. 4.400%, 7/13/27	100	111
SVB Financial Group 4.100% (5)	75	75
Toronto-Dominion Bank (The) 3.625%, 9/15/31	95	104
Voya Financial, Inc. 5.650%, 5/15/53	65	70
Wells Fargo & Co.
3.900%(5)	105	106
2.393%, 6/2/28	135	138
		3,692

Health Care—0.4%
Anthem, Inc. 2.875%, 9/15/29	65	68
Centene Corp.
4.625%, 12/15/29	25	27
2.500%, 3/1/31	50	48
Charles River Laboratories International, Inc. 144A 4.000%, 3/15/31(3)(6)	15	15
HCA, Inc. 5.250%, 6/15/49	50	61
Illumina, Inc. 2.550%, 3/23/31	32	32
Tenet Healthcare Corp.
144A 5.125%, 11/1/27(3)	25	26
144A 7.500%, 4/1/25(3)	5	5
Universal Health Services, Inc. 144A 2.650%, 10/15/30(3)	73	71
Viatris, Inc. 144A 2.700%, 6/22/30(3)	80	79
		432

Industrials—0.4%
Aviation Capital Group LLC 144A 3.875%, 5/1/23(3)	73	76
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	55	58
Boeing Co. (The)
5.150%, 5/1/30	40	46
5.930%, 5/1/60	18	23
GFL Environmental, Inc. 144A 3.750%, 8/1/25(3)	45	46
Howmet Aerospace, Inc. 6.875%, 5/1/25	55	64
Stanley Black & Decker, Inc. 4.000%, 3/15/60	54	57
See Notes to Schedule of Investments

Virtus Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Industrials—continued
TransDigm, Inc. 144A 6.250%, 3/15/26(3)	$35	$37
		407

Information Technology—0.8%
Broadcom, Inc. 144A 2.450%, 2/15/31(3)	98	92
Citrix Systems, Inc. 3.300%, 3/1/30	110	113
Flex Ltd. 3.750%, 2/1/26	56	60
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	65	74
HP, Inc. 3.400%, 6/17/30	90	94
Leidos, Inc. 144A 2.300%, 2/15/31(3)	80	76
Motorola Solutions, Inc. 4.600%, 5/23/29	100	113
Oracle Corp. 2.875%, 3/25/31	65	66
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	55	57
Seagate HDD Cayman 144A 3.375%, 7/15/31(3)	25	24
Vontier Corp. 144A 2.950%, 4/1/31(3)	56	55
		824

Materials—0.4%
Celanese US Holdings LLC 3.500%, 5/8/24	70	75
Commercial Metals Co. 3.875%, 2/15/31	25	25
Freeport-McMoRan, Inc. 5.450%, 3/15/43	45	54
Glencore Funding LLC 144A 1.625%, 9/1/25(3)	75	75
Louisiana-Pacific Corp. 144A 3.625%, 3/15/29(3)	30	29
Nutrition & Biosciences, Inc. 144A 2.300%, 11/1/30(3)	60	58
Olin Corp. 5.625%, 8/1/29	80	86
		402

Real Estate—0.9%
American Assets Trust LP 3.375%, 2/1/31	80	79
EPR Properties 4.750%, 12/15/26	120	126
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(3)	55	58
GLP Capital LP 5.750%, 6/1/28	100	115
iStar, Inc. 4.250%, 8/1/25	65	65
MPT Operating Partnership LP
5.000%, 10/15/27	35	37
4.625%, 8/1/29	15	16
3.500%, 3/15/31	45	44
	Par Value	Value

Real Estate—continued
Office Properties Income Trust 4.500%, 2/1/25	$135	$142
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	111
Retail Properties of America, Inc. 4.750%, 9/15/30	70	74
Service Properties Trust 4.500%, 3/15/25	105	104
		971

Utilities—0.5%
American Electric Power Co., Inc. 2.300%, 3/1/30	98	96
DPL, Inc. 4.350%, 4/15/29	52	56
Edison International 4.125%, 3/15/28	70	75
Exelon Corp. 3.497%, 6/1/22	24	25
FirstEnergy Transmission LLC 144A 2.866%, 9/15/28(3)	34	34
National Fuel Gas Co. 2.950%, 3/1/31	20	19
Southern Power Co. 4.150%, 12/1/25	65	73
Talen Energy Supply LLC 144A 6.625%, 1/15/28(3)	40	40
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	55	59
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(3)(7)	65	—
		477

Total Corporate Bonds and Notes (Identified Cost $8,517)		8,883

Leveraged Loans—1.5%
Aerospace—0.1%
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	60	64
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.359%, 5/30/25	34	33
		97

Chemicals—0.1%
Gemini HDPE LLC 2027 (3 month LIBOR + 3.000%) 3.500%, 12/31/27	15	15
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.109%, 4/1/24	55	54
Ineos U.S. Petrochem LLC 2026, Tranche B (3 month LIBOR + 2.750%) 3.250%, 1/29/26	40	40
Trinseo Materials Operating SCA Tranche B-2, First Lien (3 month LIBOR + 2.500%) 0.000%, 3/17/28(8)	25	24
		133

See Notes to Schedule of Investments

Virtus Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Durables—0.0%
Resideo Funding, Inc. Tranche B (3 month LIBOR + 2.250%) 2.750%, 2/11/28	$30	$30
Energy—0.0%
Paragon Offshore Finance Co. (3 month PRIME + 0.000%) 3.250%, 7/16/21(1)(7)	—(2)	—
Financial—0.1%
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27	30	30
Citadel Securities LP 2021 (3 month LIBOR + 2.500%) 2.615%, 2/2/28	30	29
Delos Finance S.a.r.l. 2018 (3 month LIBOR + 1.750%) 1.953%, 10/6/23	56	56
		115

Food / Tobacco—0.1%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 1.859%, 1/15/27	15	15
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 3.000%) 0.000%, 8/3/25(8)	49	49
JBS USA Lux S.A. (3 month LIBOR + 2.000%) 0.000%, 5/1/26(8)	55	54
		118

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Z (3 month LIBOR + 1.750%) 1.898%, 7/1/26	54	54
Reynolds Group Holdings, Inc. (3 month LIBOR + 2.750%) 0.000%, 2/6/23(8)	25	25
		79

Gaming / Leisure—0.3%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24	20	20
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.250%) 2.335%, 9/15/23	55	55
CityCenter Holdings LLC (3 month LIBOR + 2.250%) 0.000%, 4/18/24(8)	55	54
Hilton Worldwide Finance LLC Tranche B-2 (3 month LIBOR + 1.750%) 0.000%, 6/22/26(8)	55	54
Playtika Holding Corp. Tranche B-1 (3 month LIBOR + 2.750%) 0.000%, 3/5/28(8)	40	40
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 1.859%, 7/8/24	54	54
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	20	19
		296

Healthcare—0.2%
Bausch Health Cos., Inc. (1 month LIBOR + 3.000%) 3.109%, 6/2/25	4	4
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 1.865%, 8/1/27	35	34
	Par Value	Value

Healthcare—continued
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 1.953%, 6/11/25	$68	$68
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.865%, 11/17/25	44	44
PPD, Inc. (1 month LIBOR + 2.250%) 2.750%, 1/13/28	5	5
		155

Housing—0.1%
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.109%, 11/21/24	68	68
Manufacturing—0.1%
Gardner Denver, Inc. Tranche A (1 month LIBOR + 2.750%) 2.859%, 3/1/27	5	5
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 1.859%, 3/1/27	5	5
NCR Corp. (3 month LIBOR + 2.500%) 2.720%, 8/28/26	44	44
		54

Media / Telecom - Broadcasting—0.0%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.615%, 9/18/26	43	43
Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.356%, 1/15/26	64	63
Virgin Media Bristol LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 1/31/29(8)	10	10
		73

Media / Telecom - Telecommunications—0.0%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.359%, 3/15/27	20	19
Media / Telecom - Wireless Communications—0.0%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.860%, 4/11/25	39	38
Retail—0.0%
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/12/28	25	25
Service—0.1%
WEX, Inc.
Tranche B, First Lien (3 month LIBOR + 2.250%) 0.000%, 3/20/28(8)	20	20
Tranche B-3 (3 month LIBOR + 2.250%) 0.000%, 5/15/26(8)	40	40
		60

Transportation - Land Transportation—0.0%
Genesee & Wyoming, Inc. (3 month LIBOR + 2.000%) 0.000%, 12/30/26(8)	40	40
See Notes to Schedule of Investments

Virtus Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Utility—0.1%
Calpine Corp. 2020 (1 month LIBOR + 2.500%) 2.610%, 12/2/27	$44	$44
Total Leveraged Loans (Identified Cost $1,488)		1,487

	Shares
Preferred Stocks—0.3%
Financials—0.2%
Fifth Third Bancorp Series L, 4.500%	60(9)	64
MetLife, Inc. Series D, 5.875%	40(9)	44
Truist Financial Corp. Series Q, 5.100%	70(9)	76
		184

Industrials—0.1%
General Electric Co. Series D, 3.514%(4)	90(9)	85
Total Preferred Stocks (Identified Cost $261)		269

Common Stocks—73.5%
Communication Services—11.5%
Activision Blizzard, Inc.	8,146	757
Adevinta ASA(10)	36,174	532
Ascential plc(10)	78,297	363
Auto Trader Group plc(10)	77,424	592
CTS Eventim AG & Co. KGaA(10)	5,036	292
Facebook, Inc. Class A(10)	11,123	3,276
Infrastrutture Wireless Italiane SpA	24,200	269
Karnov Group AB	61,869	370
MarkLines Co., Ltd.	7,000	158
Netflix, Inc.(10)	3,682	1,921
New Work SE	1,562	406
Rightmove plc(10)	77,895	625
Tencent Holdings Ltd. ADR(6)	23,908	1,908
Yandex N.V. Class A(10)	4,450	285
		11,754

Consumer Discretionary—15.9%
Airbnb, Inc. Class A(10)	2,979	560
Alibaba Group Holding Ltd. Sponsored ADR(10)	10,718	2,430
Allegro.eu SA(10)	8,078	114
Amazon.com, Inc.(10)	1,546	4,783
Home Depot, Inc. (The)	2,621	800
Las Vegas Sands Corp.(10)	13,473	819
Marriott International, Inc. Class A(10)	5,032	745
Max Stock Ltd.(10)	61,367	247
MercadoLibre, Inc.(10)	999	1,471
Mercari, Inc.(10)	7,800	354
NIKE, Inc. Class B	11,379	1,512
Ross Stores, Inc.	7,392	886
Sonans Holding AS(10)	92,144	599
Trip.com Group Ltd. ADR(10)	10,824	429
Union Auction PCL	452,000	159
Vasta Platform Ltd.(10)	22,997	226
		16,134

	Shares	Value

Consumer Staples—3.0%
Estee Lauder Cos., Inc. (The) Class A	2,357	$686
Heineken Malaysia Bhd	32,800	204
McCormick & Co., Inc.	5,948	530
Monster Beverage Corp.(10)	9,002	820
Procter & Gamble Co. (The)	6,101	826
		3,066

Energy—0.4%
Frontera Energy Corp.	1,088	6
Pason Systems, Inc.	57,474	406
		412

Financials—5.2%
Bank of America Corp.	30,258	1,171
Cerved Group SpA(10)	15,013	166
CME Group, Inc. Class A	2,611	533
Gruppo Mutuionline SpA	8,897	469
Kaspi.KZ JSC GDR, 144A(3)	4,809	341
MarketAxess Holdings, Inc.	2,038	1,015
Mortgage Advice Bureau Holdings Ltd.	21,193	329
Nordnet AB publ(10)	14,117	228
Progressive Corp. (The)	3,884	371
Sabre Insurance Group plc	68,772	240
VNV Global AB(10)	33,583	420
		5,283

Health Care—3.5%
Danaher Corp.	4,911	1,105
Haw Par Corp., Ltd.	43,900	429
HealthEquity, Inc.(10)	5,610	382
Nakanishi, Inc.	10,500	219
Zoetis, Inc. Class A	8,937	1,407
		3,542

Industrials—10.9%
Boa Vista Servicos SA	73,020	151
BTS Group AB Class B	12,020	358
CAE, Inc.(10)	17,405	496
CoStar Group, Inc.(10)	1,415	1,163
CTT Systems AB	10,553	186
Enento Group Oyj(10)	10,330	425
Equifax, Inc.	2,630	476
Fair Isaac Corp.(10)	1,488	723
Fintel plc	163,541	494
Haitian International Holdings Ltd.	61,000	243
HeadHunter Group plc ADR	24,023	815
Kansas City Southern	4,280	1,129
Knorr-Bremse AG	1,192	149
Marel HF	59,545	408
Meitec Corp.	1,312	72
MTU Aero Engines AG	935	220
Roper Technologies, Inc.	2,338	943
Rotork plc	39,988	197
S-1 Corp.	5,574	402
Tegma Gestao Logistica SA	71,154	239
Uber Technologies, Inc.(10)	24,255	1,322
Voltronic Power Technology Corp.	3,330	129
Wolters Kluwer NV	3,967	345
		11,085

See Notes to Schedule of Investments

Virtus Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Shares	Value

Information Technology—22.2%
Accenture plc Class A	3,364	$929
Admicom Oyj	1,213	136
Alten SA(10)	3,184	374
Amphenol Corp. Class A	20,816	1,373
Atled Corp.	829	17
Avalara, Inc.(10)	12,020	1,604
Bill.com Holdings, Inc.(10)	25,677	3,736
Bouvet ASA	4,599	340
Brockhaus Capital Management AG(10)	5,734	164
Duck Creek Technologies, Inc.(10)	29,135	1,315
FDM Group Holdings plc	16,670	232
Fineos Corp., Ltd. CDI(10)	24,069	71
Mintra Holding AS(10)	285,814	207
NVIDIA Corp.	4,938	2,637
Paycom Software, Inc.(10)	5,778	2,138
SimCorp A/S	1,289	160
Snowflake, Inc. Class A(10)	1,879	431
Trade Desk, Inc. (The) Class A(10)	3,779	2,463
Visa, Inc. Class A	12,083	2,558
Webcash Corp.	2,379	150
Webstep AS	34,073	111
Workday, Inc. Class A(10)	5,949	1,478
		22,624

Materials—0.9%
Corp. Moctezuma SAB de C.V.	68,907	206
Ecolab, Inc.	3,430	734
		940

Total Common Stocks (Identified Cost $35,670)		74,840

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(7)(10)	1,084	1
Total Rights (Identified Cost $1)		1

Warrant—0.0%
Financials—0.0%
VNV Global AB(10)	12,500	28
Total Warrant (Identified Cost $—)		28

Total Long-Term Investments—98.8% (Identified Cost $60,757)		100,590

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)	412,588	413
Total Short-Term Investment (Identified Cost $413)		413

	Shares	Value

Securities Lending Collateral—1.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)(12)	1,889,608	$1,889
Total Securities Lending Collateral (Identified Cost $1,889)		1,889

TOTAL INVESTMENTS—101.1% (Identified Cost $63,059)		$102,892
Other assets and liabilities, net—(1.1)%		(1,136)
NET ASSETS—100.0%		$101,756

Abbreviations:
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
CDI	CREST Depositary Interest
GDR	Global Depositary Receipt
GS	Goldman Sachs & Co.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
WaMu	Washington Mutual

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Amount is less than $500.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $10,993 or 10.8% of net assets.
(4)	Variable rate security. Rate disclosed is as of March 31, 2021. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	All or a portion of security is on loan.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

Virtus Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
Country Weightings†
United States	77%
China	5
United Kingdom	3
Brazil	2
Norway	2
Sweden	2
Canada	1
Other	8
Total	100%
† % of total investments as of March 31, 2021.
The following table summarizes the market value of the Series’ investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$2,813	$—	$2,813	$—
Corporate Bonds and Notes	8,883	—	8,883	—(1)
Foreign Government Securities	64	—	64	—
Leveraged Loans	1,487	—	1,487	—(1)
Mortgage-Backed Securities	7,037	—	7,037	—
Municipal Bonds	1,065	—	1,065	—
U.S. Government Securities	4,103	—	4,103	—
Equity Securities:
Common Stocks	74,840	74,840	—	—
Preferred Stocks	269	—	269	—
Rights	1	—	—	1
Warrant	28	28	—	—
Securities Lending Collateral	1,889	1,889	—	—
Money Market Mutual Fund	413	413	—	—
Total Investments	$102,892	$77,170	$25,721	$1

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Series with an end of period value of $1 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Series’ investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2021.
See Notes to Schedule of Investments

VIRTUS STRATEGIC ALLOCATION SERIES
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.